TRADE ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Third Party
Total third-parties, net	$ 5,429,817	¥ 35,471,068	¥ 48,244,015
Related Party
Allowance for doubtful accounts			(340,992)
Total related-party, net	0	0	3,068,920
Third Party [Member]
Third Party
Trade accounts receivable	5,778,080	37,746,154	53,752,527
Allowance for doubtful accounts	$ (348,263)	¥ (2,275,086)	(5,508,512)
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Related Party
Total related-party, net			¥ 3,409,912